Intangible Assets - Schedule of Amortization in Consolidated Statement of Loss (Details) - Intangible Assets [Member] - CAD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Schedule of Amortization in Consolidated Statement of Loss [Line Items]
General and administrative expenses		$ 52,160	$ 127,764
Research and development costs	257,932	234,334	129,300
Amortization of intangible assets	$ 257,932	$ 286,494	$ 257,064